Organization, History and Business Activity (Details narrative) - shares	12 Months Ended
	Dec. 31, 2016	Feb. 12, 2015
State of Incorporation	Nevada
Date of incorporation	Jul. 01, 1999
Vardakis [Member]
Common stock shares sold		8,813,225
Percentage of common stock issued and outstanding shares		85.00%